Income taxes (Net Income Taxes Paid) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal	$ 436
Total net income tax payments	935	$ 1,221	$ 1,197
Province of British Columbia
Effective Income Tax Rate Reconciliation [Line Items]
Province	82
Province of Ontario
Effective Income Tax Rate Reconciliation [Line Items]
Province	72
Province of Saskatchewan
Effective Income Tax Rate Reconciliation [Line Items]
Province	47
Other provinces
Effective Income Tax Rate Reconciliation [Line Items]
Province	111
U.S.
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	161
Other foreign jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	$ 26